DEBT (Tables)	12 Months Ended
Dec. 31, 2024
DEBT
Schedule of short-term and long-term debt

	As of December 31,
	2023	2024
Short-term debt:
Long-term bank borrowings, current portion	125	791
Short-term bank borrowings	329	38
Convertible senior notes, current portion	3,537	—
FF&E liability, current portion	58	51
Total	4,049	880

Long-term debt:
Long-term bank borrowings, non-current portion	1,050	730
Convertible senior notes, non-current portion	—	3,594
FF&E liability, non-current portion	199	209
Others	16	13
Total	1,265	4,546

Schedule of contractual maturities of the group's long-term debt	The contractual maturities of the Group’s debt as of December 31, 2024 were as follows:

Year Ending December 31,	Principal Amounts
2025	880
2026	4,057
2027	222
2028	153
2029	37
Thereafter	77
Total	5,426